CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 $ / shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 CNY (¥)
Accounts receivable, allowance | ¥	¥ 19,307		¥ 15,559		¥ 32,298
Class A ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized (in shares)	2,900,000,000		2,900,000,000
Ordinary shares, shares issued (in shares)	347,904,787		345,669,034
Ordinary shares, shares outstanding (in shares)	338,699,969		340,876,937
Class B ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized (in shares)	100,000,000		100,000,000
Ordinary shares, shares issued (in shares)	73,680,917		73,680,917
Ordinary shares, shares outstanding (in shares)	73,680,917		73,680,917